SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Basis of Presentation [Line Items]
Allowance for credit losses for client receivables and contract assets	$ 26,343,000	$ 25,786,000
Goodwill impairment	0	0
Restructuring Charges	$ 1,063,146,000	$ 0	$ 0
Minimum
Basis of Presentation [Line Items]
Finite-lived intangible asset useful life	1 year
Maximum
Basis of Presentation [Line Items]
Finite-lived intangible asset useful life	15 years
Technology Integration Consulting Services | Minimum
Basis of Presentation [Line Items]
Contracts duration	6 months
Technology Integration Consulting Services | Maximum
Basis of Presentation [Line Items]
Contracts duration	2 years
Non-Technology Integration Consulting Services | Maximum
Basis of Presentation [Line Items]
Contracts duration	1 year
Accenture Canada Holdings Inc. | Subsidiaries
Basis of Presentation [Line Items]
Noncontrolling interest ownership percentage	1.00%	1.00%